united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22963

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Address of principal executive offices) (Zip code)

David P. Mathews, Senior Vice President & General Counsel , Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

Altegris KKR Commitments Master Fund

Semi-Annual Report

September 30, 2016

ADVISED BY:

SUB-ADVISED BY:

StepStone Group LP
4275 Executive Square
Suite 500
La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Altegris KKR Commitments Master Fund

September 30, 2016

Table of Contents

Consolidated Portfolio of Investments (Unaudited)	1
Consolidated Statement of Assets and Liabilities (Unaudited)	2
Consolidated Statement of Operations (Unaudited)	3
Consolidated Statements of Changes in Net Assets (Unaudited)	4
Consolidated Statement of Cash Flows (Unaudited)	5
Consolidated Financial Highlights (Unaudited)	6
Consolidated Notes to Financial Statements (Unaudited)	7
Approval of Investment Advisory And Sub-Advisory Agreements (Unaudited)	16
Privacy Notice	19

Altegris KKR Commitments Master Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2016

				Unrealized Gain /	Initial
			% of Net	(Loss) from	Acquisition
Investments	Cost	Fair Value (a)	Assets	Investments	Date
TOTAL PRIVATE EQUITY - 62.0%
KKR 2006 Fund (Overseas) L.P. *	$12,005,737	$9,478,980	5.55%	$(2,526,757)	12/31/2015
KKR 2006 Fund (Allstar) L.P. (b) *	1,756,395	1,674,810	0.98%	(81,585)	12/31/2015
KKR North America Fund XI L.P. (b) *	23,811,035	26,772,849	15.68%	2,961,814	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	1,043,197	1,223,125	0.72%	179,928	10/29/2015
KKR North America Fund XI (Indigo) L.P. (b) *	138,177	146,020	0.09%	7,843	10/29/2015
KKR North America Fund XI (Sage) L.P. (b) *	519,017	507,113	0.30%	(11,904)	10/29/2015
Bridge Growth Partners (Parallel), LP *	606,687	658,201	0.39%	51,514	4/1/2016
KKR 2006 Fund L.P. *	17,243,531	15,710,859	9.20%	(1,532,672)	12/31/2015
KKR 2006 Fund (GDG) L.P. (b) *	1,836,591	2,388,243	1.40%	551,652	12/31/2015
KKR 2006 Fund (Samson) L.P. *	389,909	428,000	0.25%	38,091	12/31/2015
KKR Blue Co-Invest L.P. *	1,902,706	1,927,382	1.13%	24,676	3/1/2016
KKR European Fund III, L.P. *	21,110,910	24,601,135	14.41%	3,490,225	12/31/2015
KKR European Fund IV, L.P. *	1,602,350	1,662,761	0.97%	60,411	12/17/2015
KKR North America Fund XI (Brazil A) L.P. *	181,493	—	0.00%	(181,493)	10/29/2015
KKR North America Fund XI (Buckeye) L.P. *	432,167	308,485	0.18%	(123,682)	10/29/2015
Salient Solutions LLC *	1,057,149	1,383,436	0.81%	326,287	2/10/2016
KKR North America Fund XI (AIV II) L.P. *	77,599	—	0.00%	(77,599)	10/29/2015
Baring Asia Private Equity Fund III *	5,063,195	8,011,969	4.69%	2,948,774	6/30/2016
KKR Element Co-Invest L.P. *	7,035,000	7,000,000	4.10%	(35,000)	8/12/2016
Orchid Asia III, L.P. *	985,031	981,695	0.57%	56,664	8/25/2016
TOTAL PRIVATE EQUITY	$98,797,876	$104,865,063	62.02%	$6,127,187

TOTAL INVESTMENTS - 62.0% (Cost - $98,797,876)	$104,865,063
OTHER ASSETS LESS LIABILITIES - 38.0%	65,873,911
NET ASSETS - 100.0%	$170,738,974

*	Non-income producing.

(a)	Securities are restricted to resale

(b)	These investments are holdings of AKCF LLC - Series A.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2016

ASSETS
Investment securities:
Investments at cost	$98,797,876
Investments at fair value	$104,865,063
Cash	74,254,036
Prepaid expenses and other assets	84,347
TOTAL ASSETS	179,203,446

LIABILITIES
Subscriptions received in advance	6,763,916
Payable line of credit	1,316,910
Payable due to Adviser	197,800
Distribution and servicing fees payable	65,199
Payable for securities purchased	56,757
Related parties payable	33,072
Accrued expenses and other liabilities	30,818
TOTAL LIABILITIES	8,464,472
NET ASSETS	$170,738,974

Composition of Net Assets:
Paid in capital	$155,747,874
Accumulated net investment loss	(205,984)
Accumulated undistributed net realized gain on investment	9,129,897
Net unrealized appreciation of investments	6,067,187
NET ASSETS	$170,738,974

Class A Shares:
Net Assets	$132,143,774
Shares of beneficial interest outstanding [$0 par value] *	9,818,619
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$13.46
Maximum offering price per share (net asset value plus maximum sales charge of 3.50%)	$13.95

Class I Shares:
Net Assets	$38,595,200
Shares of beneficial interest outstanding [$0 par value] *	1,362,858
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$28.32

*	15,000,000 Shares authorized for Class A and Class I Shares

(a)	Share repurchases will not commence for at least two full calendar years following commencement of Fund operations. Share repurchases may be offered on a quarterly basis and will not exceed 5% of the Fund’s Net asset value. Once the Fund has commenced offering the repurchase of shares, shareholders will be subject to an Early Repurchase Fee equal to 2% of the net asset value of any shares repurchased by the Fund that were held for less than one year.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2016

INVESTMENT INCOME
Dividends	$1,163,341

EXPENSES
Advisor fees	849,846
Professional fees	256,159
Distribution (12b-1) fees:	238,167
Organization expenses	155,343
Trustees fees and expenses	31,053
Administrative services fees	24,783
Printing and postage expenses	14,666
Accounting services fees	15,579
Custodian fees	7,889
Transfer agent fees	7,968
Other expenses	51,396
TOTAL EXPENSES	1,652,849
Less: Advisor Fees waived	(139,965)
NET EXPENSES	1,512,884

NET INVESTMENT LOSS	(349,543)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON OPERATIONS
Capital gain distributions from underlying investments	8,890,254
Net change in unrealized appreciation (depreciation) on investments	1,100,866
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,991,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,641,577

See accompanying consolidated notes to financial statements.

 Altegris KKR Commitments Master Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	September 30, 2016	March 31, 2016 (1)
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(349,543)	$137,083
Capital Gain Distributions from underlying investments	8,890,254	239,643
Net change in unrealized appreciation on investments	1,100,866	4,966,321
Net increase in net assets resulting from operations	9,641,577	5,343,047

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	32,049,361	—
Class I	28,338,215	95,266,774
Proceeds from Transfer in-kind: (3)
Class A	96,114,784	—
Class I	(96,114,784)	—
Total Increase in Net Assets from Shares of Beneficial Interest	60,387,576	95,266,774

NET INCREASE IN SHARES OF BENEFICIAL INTEREST	70,029,153	100,609,821

NET ASSETS
Beginning of Period	100,709,821	100,000
End of Period *	$170,738,974	$100,709,821
* Includes accumulated net investment income (loss) of:	$(205,984)	$143,559

SHARE ACTIVITY
Class A: (2)
Shares Sold	2,107,248	—
Shares Transfer in Kind (3)	7,711,371
Net increase in shares outstanding	9,818,619	—

Class I:
Shares Sold	1,203,526	3,790,416
Shares Transfer in Kind (3)	(3,631,084)
Net increase (decrease) in shares outstanding	(2,427,558)	3,790,416

(1)	The Fund commenced operations on July 31, 2015.

(2)	Class A commenced operation on June 1, 2016 with the reorganization of the master/feeder structure.

(3)	The KKR Master-Feeder Structure was reorganized on June 1, 2016, the proportionate assets, held at the Feeder, comprised of an investment in the Master of $96,114,783.95 plus cash valued at $1,118,657 which was used to purchase in additional shares of the Fund) were transferred in-kind to the Fund in exchange for newly created Class A shares of beneficial interest (7,711,371.28 shares issued) at an NAV of $12.61 per share.

See accompanying consolidated notes to financial statements.

 Altegris KKR Commitments Master Fund

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended September 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in net assets resulting from operations	$9,641,577
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Realized gain on investments	(8,890,254)
Net change in unrealized appreciation (depreciation)	(1,100,866)
Purchase of investments	(21,191,962)
Proceeds from sale of investments	14,316,145
Decrease in receivable for Fund shares sold	467,825
Decrease in prepaid and other assets	123,429
Increase in investment management fee payable	1,108,422
Increase in accrued expenses and other liabilities	18,217
Decrease in affiliated fees	(9,523)
Increase in distribution and servicing fees	197,800
Increase in accrued directors’ fees and expenses	65,199
Net Cash Used in Operating Activities	(5,253,991)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Units issued, including subscriptions received in advance	63,623,870
Net Cash Provided in Financing Activities	63,623,870

NET INCREASE IN CASH	58,369,879
CASH - BEGINNING OF PERIOD	15,884,157
CASH - END OF PERIOD	$74,254,036

See accompanying consolidated notes to financial statements.

 Altegris KKR Commitments Master Fund

CONSOLIDATED STATEMENT OF FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A	Class I
	Period Ended	Six Months Ended	Period Ended
	September 30, 2016 (1)	September 30, 2016	March 31, 2016 (2)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$12.61	$26.57	$25.00

Gain (Loss) from investment operations:
Net investment income (loss) (3)	(0.08)	(0.01)	0.05
Net realized and unrealized gain on investments	0.93	1.76	1.52
Total from investment operations	0.85	1.75	1.57

Net asset value, end of period	$13.46	$28.32	$26.57

Total return (4,5)	6.73%	6.58%	6.28%

Net assets, at end of period (000s)	$132,144	$38,595	$100,710

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7)	2.87%	3.47%	2.42%
Ratio of net expenses to average net assets (7)	2.45%	1.75%	1.61%
Ratio of net investment income to average net assets (7)	(1.37)%	(0.62)%	0.32%

Portfolio Turnover Rate (5)	16%	16%	0%

(1)	Class A commenced operation on June 1, 2016 with the reorganization of the master/feeder structure.

(2)	The Fund commenced operations on July 31, 2015, existing interests were reclassified as Class I shares on June 1, 2016.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2016

1.	ORGANIZATION

Altegris KKR Commitments Master Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on April 22, 2014. The Fund commenced operations as the “master fund” in a “master/feeder structure” on July 31, 2015.

Altegris Advisors, L.L.C., (the ’‘Adviser’’) serves as the Fund’s investment adviser. StepStone Group LP serves as the Fund’s sub-advisor.

The Fund was reorganized from a “master/feeder” structure as of June 1, 2016 and currently offers two separate classes of shares of beneficial interest designated Class A and Class I (each, “Shares”) on a continuous basis at the net asset value (“NAV”) per Share plus any applicable sales loads. Prior to June 1, 2016, the Altegris KKR Commitments Fund (the “Feeder”) operated as a separate non-diversified, closed-end management investment company that invested substantially all of its assets into the Fund. The Feeder’s interest in the Fund was reclassified as Class A shares of beneficial interest (7,711,371.28 shares issued) at an NAV of $12.61 per share. These Class A shares were distributed to the Feeders shareholders in exchange for the Feeder’s outstanding common shares in complete liquidation of the Feeder. All other existing shares of the Fund (reflecting net assets of $28,851,478) were reclassified as Class I shares (1,014,544 shares issued) at an NAV of $26.47 per share.

The Fund will engage in a continuous offering, up to a maximum of 15 million Shares. The minimum investment for an investor in the Fund is $25,000. Class A Shares are offered at NAV plus a maximum sales charge of 3.50%. Class I Shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees. All classes of Shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund intends to allocate at least 80% of its assets to private equity investments of any type, sponsored or advised by Kohlberg Kravis Roberts & Co. L.P. or an affiliate (collectively, “KKR”), including primary offerings and secondary acquisitions of interests in alternative investment funds that pursue private equity strategies (“Investment Funds”) and co-investment opportunities in operating companies (“Co-Investment Opportunities”) presented by such KKR Investment Funds or by KKR. However, the Fund may at any time determine to allocate its assets to investments not sponsored, issued by, or otherwise linked to, KKR or its affiliates and to strategies and asset classes not representative of private equity.

Consolidation of a Subsidiary – The consolidated financial statements of the Fund include AKCF LLC Series A (“AKCF”), a limited liability company in which the Fund invests. AKCF is a wholly-owned subsidiary, therefore all inter-company accounts and transactions have been eliminated.

A summary of the Fund’s investment in AKCF is as follows:

	Inception Date of	AKCF Net Assets at	% of Total Net Assets at
	AKCF	September 30, 2016	September 30, 2016
AKCF	09/18/15	$10,700,247	6.27%

Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – The Fund has adopted valuation procedures pursuant to which it will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Fund, provide that the valuations determined by the general partner, managing member or affiliated investment adviser of the Investment Funds (the “Investment Managers”) will be reviewed by the Adviser. Such valuation provided by the Investment Manager may be unaudited during the year. The Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the underlying Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis.

The Adviser is responsible for the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. A pricing committee comprised of the Fund’s personnel meets monthly, or as needed, to determine the valuation of the Fund’s investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

				Investments
Assets *	Level 1	Level 2	Level 3	Valued at NAV	Total
Investments
Private Equity	$—	$—	$—	$104,865,063	$104,865,063

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the current period.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

A listing of the private equity held by the Fund and their attributes, as of September 30, 2016, that qualify for these valuations are shown in the table below:

						Notice	Redemption
Investment			Unfunded	Remaining	Redemption	Period (In	restrictions
Category	Investment Strategy	Fair Value	Commitments	Life	Frequency *	Days)	Terms **
Private Equity - Buyout	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt.	$102,823,426	$40,831,641	N/A	None	N/A	Liquidity in form of distributions from Investment, before Funds.
Private Equity - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$2,041,637	386,585	N/A	None	N/A	Liquidity in form of distributions from Investment, before Funds.

*	The information summarized in the table above represent the general terms for the specified asset class. Individual investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

**	Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year ended September 30, 2015 or expected to be taken in the Fund’s September 30, 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

AKCF is a domestic limited liability company that has elected to be treated as a corporation and will be separately subject to U.S. federal and state income taxes. As of the date of this reporting period, there is no tax liability and therefore no provision for income taxes is required. Management of AKCF has concluded that there are no significant uncertain tax positions for current open tax years that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Offering and Organizational Costs – Offering costs incurred by the Fund were treated as deferred charges until operations commenced and subsequently were amortized into expense over a 12 month period using the straight line method

The Fund has incurred $231,909 in organizational costs and had $466,030 in deferred offering costs. All costs incurred in connection with the initial offering was paid by the Advisor and reimbursed by the Fund. Such expenses paid by the Adviser are subject to reimbursement for the next three years.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $21,191,962 and $14,316,145, respectively.

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by private equity funds and Co-Investment Opportunities made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Advisers determine to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES AND OTHER FEES

The Fund pays the Adviser, a monthly fee of 0.10% (1.20% on an annualized basis) of the Fund’s month-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Management Fee is in addition to the asset-based fees and incentive fees paid by the Investment Funds to the Investment Managers and indirectly paid by investors in the Fund. The Adviser pays the Sub-Adviser a monthly fee of 0.030833% (0.37% on an annualized basis) of the month-end net asset value of the Fund’s investments in Investment Funds and Co-Investment Opportunities. Pursuant to the agreement, the Fund accrued $849,846 in Management Fee of which $139,965 was voluntary waived for the period ended September 30, 2016.

The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a two-year term beginning on the Initial Closing Date and ending on the two year anniversary thereof (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A and Class I Shares during the Limitation Period to an amount not to exceed 0.65% and 0.55% per annum, respectively, of the Fund’s average net assets attributable to such Class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee and underlying Investment Fund expenses (including contribution requirements for investments, expenses and management fees); (ii) interest expense and any other expenses incurred in connection with the Fund’s credit facility; (iii) expenses incurred in connection with secondary offerings and Co-Investment Opportunities and other investment-related expenses of the Fund; (iv) Distribution and Servicing Fees in respect of any Class of Shares; (v) taxes; and (vi) extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts

Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap. For the six months ended September 30, 2016, the Adviser reimbursed expenses in the amount of $139,965 and is subject to recapture until March 31, 2019. Cumulative expenses subject to the aforementioned conditions will expire in the following years:

March 31, 2018	$372,651
March 31, 2019	$139,965
$512,616

The Fund has adopted a Distribution and Service Plan Agreement (“Plan”) for Class A and Class I Shares pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan the Fund will pay a monthly fee out of the net assets of Class A Shares at the annual rate of 0.60% of the aggregate net asset value of the Class A Shares, determined and accrued as of the last day of each calendar month (before any repurchase of Shares)(the “Distribution and Servicing Fee”). The Distribution and Servicing Fee is paid to Altegris Investments, L.L.C. as the distributor of the Shares (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I Shares are not subject to the Distribution and Servicing Fee. During the six months ended September 30, 2016, pursuant to the Plan, Class A shares accrued $238,167 in fees.

Gemini Fund Services, LLC (“GFS”)

GFS provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, a related party of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), a related party of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	REPURCHASES OF SHARES

No Shareholder has the right to require the Fund to redeem his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Share repurchases will not commence for at least two full calendar years following commencement of Fund operations. Beginning in the third year, the Adviser will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis (commencing at close of the next fiscal quarter following the second anniversary of the Fund’s launch of operations), in an amount not to exceed 5% of the Fund’s net asset value.

Upon commencement of the Share repurchase program in the third year of Fund operations, any repurchase of Shares from a Shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of the net asset value of any Shares repurchased by the Fund that were held for less than one year. If an Early Repurchase Fee is charged to a Shareholder, the amount of such fee will be retained by the Fund.

 Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

6.	TAX COMPONENTS OF CAPITAL

The Fund’s tax year end is September 30, 2015, as such, the information in this section is as of the Fund’s tax year end.

The Fund did not have distributions for the tax year ended September 30, 2015.

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(14,015)	$(7,635)	$—	$(21,650)

The difference between book basis and tax basis accumulated ordinary income/ (loss) and other book/tax differences are primarily attributable to the unamortized portion of organization expenses for tax purposes.

Late year losses incurred after December 31 within the tax year end are deemed to arise on the first business day of the following tax year. The Fund incurred and elected to defer such late year losses of $7,635.

Permanent book and tax differences, primarily attributable to non-deductible expenses, resulted in reclassification for the tax year ended September 30, 2015 as follows:

	Undistributed Net	Accumulated
	Investment Income	Net Realized
Paid In Capital	(Loss)	Gains (Loss)
$(6,476)	$6,476	$—

These reclassifications had no effects on net assets.

7.	REVOLVING CREDIT AGREEMENT

As of July 15, 2016, by and among the Fund, (the “Borrower”), the Subsidiary Guarantors from time to time party hereto, the banks and financial institutions from time to time party hereto as Lenders, LLOYDS BANK PLC (“Lloyds”), as the Administrative Agent (as hereinafter defined) for the Secured Parties and as the Letter of Credit Issuer (as hereinafter defined), and LLOYDS SECURITIES INC., as the Sole Lead Arranger. During the period ended Lloyds, permitted the Fund to borrow up to $2,340,596 at a rate, per annum, equal to the 3 month LIBOR rate to be paid quarterly

Each LIBOR Rate Loan shall be in an aggregate amount that is an integral multiple of $100,000 and not less than $1,000,000 and each Reference Rate Loan shall be in an aggregate amount that is an integral multiple of $100,000 and not less than $500,000. Each Loan shall accrue interest at a rate per annum equal to with respect to LIBOR Rate Loans, Adjusted LIBOR for the applicable Interest Period.

 Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

8.	SUBSEQUENT EVENTS

The table below reflects changes in the management of the Fund subsequent to June 30, 2016. Effective July 19, 2016, Mr. Strong was appointed as an Independent Trustee of the Board. Effective November 18, 2016, the Board elected certain new personnel to serve as Officers of the Fund.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships/Directorships Held Outside the Fund Complex**

Independent Trustees

Mark Garbin (63) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Trustee of Forethought Variable Insurance Trust (since 2013) , Northern Lights Fund Trust (since 2013), Northern Lights Variable Trust (since 2013), Two Roads Shared Trust (since 2012), and Independent Director of Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)

Mark D. Gersten (64) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	1	Trustee of Schroder Global Series Trust (since 2012), Northern Lights Fund Trust (since 2013), Northern Lights Variable Trust (since 2013), Two Roads Shared Trust (since 2012), Ramius Archview Credit and Distressed Fund (since 2015)

Neil M. Kaufman (54) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Partner, Abrams, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (2010 to 2016)	1	Director of Financial Executives International – Long Island Chapter (since 2006) and Composite Prototyping Center (since 2014), and Trustee of Two Roads Shared Trust (since 2012)

Anita K. Krug (46) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (since 2010); Partner, Howard Rice, P.C. (2007-2010)	1	Trustee of Two Roads Shared Trust (since 2012), and Centerstone Investors Trust (since 2016)

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and his age, address, positions held, length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Altegris KKR Commitments Master Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

				Number of
			Principal	Portfolios	Other
Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Occupation(s) During Past 5 Years	Overseen in Fund Complex	Trusteeships/Directorships Held Outside the Fund Complex**

Interested Trustee

Hal Strong (64) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since 2016	Member, Strategic Advisory Board of Genstar Capital, LLC (Since 2009)	1	None

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The executive officers of the Fund, their ages, addresses, positions held, lengths of time served and their principal business occupations during the past five years are shown below.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Officers

Lynn Bowley (56) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Chief Compliance Officer	Indefinite Length – Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2007)

David P. Mathews (51) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Secretary	Indefinite Length – Since Inception	General Counsel, Chief Compliance Officer of Brokerage Affiliate, Altegris Group of Companies (since 2005); Chief Compliance Officer of Registered Investment Advisory and CPO Affiliates, Altegris Group of Companies (2010 – 2013, 2016)

Kenneth I. McGuire (58) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	President	Indefinite Length – Since 2016	Chief Operating Officer, Altegris Group of Companies (since 2009); Executive Vice President, Managing Director, Altegris Group of Companies (2009 – 2014); Co-President (2015) and President (2016) of Registered Investment Advisory and CPO Affiliates, Altegris Group of Companies (since 2015)

Elizabeth Hancuff (37) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Treasurer	Indefinite Length – Since 2016	Director, Fund Operations, Altegris Group of Companies (since August 2010)

Christine Zou (44) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Principal Accounting Officer	Indefinite Length – Since 2016	Controller, Altegris Group of Companies (since July 2011)

*	Each officer serves an indefinite term, until his or her successor is elected.

Altegris KKR Commitments Master Fund

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

September 30, 2016

At a meeting held on July 19, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Altegris KKR Commitments Master Fund (the “Master Fund”), including each of the trustees that are not “interested persons” of the Master Fund (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the annual approval of the investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Adviser”) and the Master Fund and the sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between Altegris and Stepstone Group, LP (“Stepstone” or the “Sub-Adviser”).

In connection with the Board’s consideration of each of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s and Sub-Adviser’s investment management personnel; (b) an overview of the Adviser’s and Sub-Adviser’s operations and financial condition; (c) a comparison of the Fund’s advisory fee, sub-advisory fee and overall expenses with those of comparable closed end investment funds registered under the 1940 Act; (d) the level of profitability from each of the Adviser’s and Sub-Adviser’s fund-related operations; (e) the compliance policies and procedures of each of the Adviser and Sub-Adviser, including policies and procedures for personal securities transactions; and (f) information regarding the performance of the Master Fund compared to other comparable closed end investment funds registered under the 1940 Act, relevant benchmark indices, and the historical performance of other 1940 Act registered funds managed by the Adviser and other accounts and private funds advised by the Sub-Adviser.

Matters considered by the Board in connection with its approval of each of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Independent Trustees reviewed materials provided by each of Altegris and Stepstone related to the Advisory Agreement and Sub-Advisory Agreement on behalf of the Master Fund, respectively, including the Advisory Agreement and Sub-Advisory Agreement, each of Altegris’ and Stepstone’s Form ADV, a description of the manner in which investment decisions are made and executed, including the allocation of responsibilities between Altegris and Stepstone, a review of the professional personnel of each of Altegris and Stepstone that perform services for the Master Fund and a certification from each firm certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Independent Trustees considered that Altegris serves as the Master Fund’s investment adviser, and in that role provides the Master Fund with support in all areas of its operations, including research, compliance, legal support, administrative functions and marketing support. The Independent Trustees also considered that Altegris collaborates with Stepstone in analyzing potential investments, assessing risk, and making investment decisions. The Independent Trustees also considered Altegris’ policies and procedures in the areas of business continuity and with respect to cybersecurity and found Altegris’ practices to be satisfactory. The Independent Trustees considered that Altegris has skillfully managed the Master Fund since its inception and has achieved significant growth with no material operational or compliance problems. The Independent Trustees considered that Altegris appears to have the skills, sophistication and experience to operate the Master Fund and continue to oversee Stepstone. The Independent Trustees then concluded that Altegris has sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties under the Advisory Agreement.

With respect to Stepstone, the Independent Trustees considered the size, organizational structure and experience of the Sub-Adviser in managing private equity fund assets, noting that Stepstone oversees over $81 billion in private capital allocations and approximately $14 billion in assets under management. The Independent Trustees considered Stepstone’s role in making investment recommendations to Altegris and reviewed Stepstone’s due diligence, analysis and investment process with respect to both secondary market investments and co-investment opportunities. The Independent Trustees also considered Stepstone’s capabilities with respect to risk management and its compliance functions, noting certain risks associated with focusing on investments sponsored or affiliated with a single investment manager and ensuring appropriate diversification across investment types, strategy and geography. The Independent Trustees also considered Stepstone’s policies and procedures in the areas of business continuity and with respect to cybersecurity and found Stepstone’s practices to be satisfactory. The Independent Trustees concluded that Stepstone has sufficient quality and depth of personnel, resources, investment methods and compliance

Altegris KKR Commitments Master Fund

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMNTS (Unaudited)

September 30, 2016

policies and procedures for performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the portfolio management services provided by Stepstone to the Master Fund is satisfactory.

Performance. The Independent Trustees considered the Master Fund’s performance for the period since inception on August 1, 2015 through March 31, 2016, finding that the Master Fund significantly outperformed its benchmark index, the S&P 500 Total Return Index, and taking into account that the benchmark index reflected the broad-based returns of public equity companies. The Independent Trustees noted that there was no applicable Morningstar category against which to compare the Master Fund. The Independent Trustees also took into account that an eight month timeframe of operations is insufficient to establish any meaningful performance track record, but that recent positive outperformance is a promising indicator. The Independent Trustees also took into account the performance of other alternative strategy mutual funds advised by Altegris as compared to their benchmarks and Morningstar categories for the one, two and three year period ended May 31, 2016, noting that none of the other funds offered strategies comparable to the Master Fund’s investment strategy. The Independent Trustees found that while returns for the other mutual funds advised by Altegris vary as compared to their benchmarks and Morningstar categories over various periods, they were generally in the range of acceptable performance returns. The Board concluded that based on the performance of the Master Fund and the returns of Altegris’ other accounts, Altegris and Stepstone’s performance was satisfactory and indicated each firm had the ability to provide an acceptable level of investment returns for the Master Fund and its shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized, the Independent Trustees considered a comparison prepared by Altegris of the Master Fund’s advisory fees and net expenses to those of a Peer Group with similar investment objectives and strategies selected by Altegris, as reflected in the Board Materials and as supplemented by discussion at the Meeting. The Independent Trustees considered that Altegris charges an advisory fee of 1.20% of the Master Fund’s average net assets, which was lower than the mean of the Peer Group. The Independent Trustees also considered the Master Fund’s net expense ratio (Class I shares) as compared to the Peer Group and found that it was marginally lower than the mean of the Peer Group. The Independent Trustees also considered that Altegris has agreed to limit the amount of specified operating expenses of the Master Fund to no more than 0.65% and 0.55% per annum of the net assets of each of Class A and Class I shares, respectively, for a two-year term beginning on the Master Fund’s initial closing date (August 1, 2015).

The Independent Trustees also considered the proposed allocation of the advisory fee between Altegris and Stepstone, whereby Altegris receives an advisory fee of 1.20% on an annualized basis and Stepstone receives from Altegris 0.375% of invested assets on an annualized basis. The Independent Trustees considered the services to be rendered to the Master Fund by each of Altegris and Stepstone and determined that Altegris bears the costs of the operation, management and oversight of the Master Fund and Stepstone’s primary function is to prepare and make investment recommendations to Altegris, and determined that the allocation of the fee was reasonable. The Independent Trustees considered the overall levels of skill, experience and sophistication of each of Altegris and Stepstone in executing the Master Fund’s investment strategy and concluded that the contractual advisory and sub-advisory fees were fair and reasonable and that the overall expense ratios were acceptable.

Profitability. The Independent Trustees considered Altegris’ and Stepstone’s profitability and whether these profits are reasonable in light of the services provided to the Master Fund. With respect to Altegris, the Independent Trustees reviewed a profitability analysis prepared by Altegris and found that the expenses of servicing the Master Fund were higher than the gross advisory fee earned by Altegris and therefore Altegris’ relationship with the Master Fund was not profitable during the initial term of the Advisory Agreement. The Independent Trustees noted that more recent asset growth has enabled Altegris to begin to earn its advisory fee for its services. With respect to Stepstone, the Independent Trustees reviewed a profitability analysis prepared by Stepstone reflecting the gross fees earned by Stepstone during the initial term of the Sub-Advisory Agreement as compared to Stepstone’s allocable expenses of servicing the Master Fund, and found the net profits to not be excessive. The Independent Trustees concluded that Altegris’ and Stepstone’s levels of profitability from their respective relationships with the Master Fund were not unreasonable.

Economies of Scale. The Independent Trustees considered whether there will be economies of scale with respect to the management of the Master Fund and whether there is potential for realization of any further economies of scale. The Independent Trustees concluded that given the current size of the Master Fund and expected growth during the renewal term of the Advisory Agreement and Sub-Advisory Agreement that economies of scale was not a relevant consideration at this time and that they would revisit whether economies of scale exist in the future once the Master Fund has achieved sufficient scale.

Altegris KKR Commitments Master Fund

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMNTS (Unaudited)

September 30, 2016

Other Benefits. The Independent Trustees also considered the character and amount of other direct and incidental benefits to be received by each of Altegris and Stepstone from their association with the Master Fund. The Board noted Altegris’ affiliated broker-dealer, Altegris Investments, Inc., is the Master Fund’s principal underwriter and is involved in direct sales of the Master Fund. The Independent Trustees also noted that Stepstone believed potential “fall-out” benefits it may receive could include greater name recognition as the result of its relationship with the Master Fund.

Conclusion. The Chairman reported that the Independent Trustees, having requested and received such information from each of Altegris and Stepstone as they believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of each of the Advisory Agreement and Sub-Advisory Agreement for an additional term is in the best interests of the Master Fund and its shareholders. In considering the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustees did not identify any one factor as all important and each Trustee may have considered different factors as more important.

PRIVACY NOTICE

What does Altegris KKR Commitments Master Fund (the “Fund”) do with your personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         Account transactions and transaction history

●         Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes To offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes Information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes Information about your creditworthiness	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
Questions?	Call 1-888-524-9441

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     Open an account or deposit money

●     Direct us to buy securities or direct us to sell your securities

●     Seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Altegris KKR Commitments Master Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2016

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

altegris

TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

/s/Jon Sundt

Jon Sundt, President/Principal Executive Officer

Date 12/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jon Sundt

Jon Sundt, President/Principal Executive Officer

Date 12/6/16

By (Signature and Title)

/s/Ken McGuire

Ken McGuire, Treasurer/Principal Financial Officer

Date 12/6/16